Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Retirement Plans [Abstract]
Schedule of benefit obligation
The benefit obligation at December 31, 2013 and December 31, 2012 was calculated as follows:

	2013	2012
	(Amounts in thousands)
Benefit obligation, January 1	$3,137	$3,002
Service cost	(55)	(6)
Interest cost	170	165
Gain	(34)	(24)
Benefit obligation, December 31	$3,218	$3,137

Schedule of net periodic pension cost
The net periodic pension cost for 2013 and 2012 was calculated as follows:

	2013	2012
	(Amounts in thousands)
Service cost	$(55)	$(6)
Interest cost	170	165
Loss (gain)	115	(24)
Prior service cost recognized	—	—
	$230	$135